Financial Instruments - Summary of Changes In Loss Allowance (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of the year	¥ 19	¥ 55
Increased amount during the year	6	3
Decreased amount during the year (utilization)		(22)
Decreased amount during the year (reversal)	(1)	(16)
Other (Note)	0	(1)
Balance at the end of the year	24	19
Loss allowance measured at the amount equal to lifetime expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of the year	19	55
Increased amount during the year	6	3
Decreased amount during the year (utilization)		(22)
Decreased amount during the year (reversal)	(1)	(16)
Other (Note)	0	(1)
Balance at the end of the year	24	19
Loss allowance measured at the amount equal to 12-month expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of the year	0
Increased amount during the year	0
Balance at the end of the year	¥ 0	¥ 0